UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):[  ]  is a restatement.
                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NTV Asset Management, LLC
Address:     216 Brooks Street
             Suite 300
             Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Setterstrom
Title:       Chief Compliance Officer
Phone:       (304) 353-9095

Signature, Place, and Date of Signing:

/s/ Karen Setterstrom       Charleston, West Virginia           February 9, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

        Form 13F File Number Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4,008,042

Form 13F Information Table Value Total: 143,570
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No. Form 13F File Number Name

                                                     Form 13F INFORMATION TABLE



          Column 1                Column 2         Column 3     Column 4    Column 5    Column 6     Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          OTHER
       NAME OF ISSUER             TITLE OF           CUSIP       VALUE      SHRS OR    INVESTMENT    MANAGERS    VOTING AUTHORITY
                                    CLASS                       (x$1000)    SH/PUT/    DISCRETION
                                                                           PRN AMT
                                                                           PRN CALL
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd                           Sponsored ADR    000375204      286       19100         Sole                    0      19100
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                                 Com    002824100      243        4560         Sole                 4360        200
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                   Com    053015103      592       15062         Sole                14812        250
------------------------------------------------------------------------------------------------------------------------------------
Autodesk Inc                                Com    052769106      235       12000         Sole                    0      12000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                     Barclys US AGG B    464287226      432        4150         Sole                    0       4150
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                                   Com    031162100     1032       17873         Sole                15273       2600
------------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc                       Com    009158106      754       15000         Sole                    0      15000
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc                        Com    017361106      235        6940         Sole                 6940          0
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation                 Com    060505104      516       36707         Sole                30707       6000
------------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                             Com    071813109     1009       18845         Sole                  445      18400
------------------------------------------------------------------------------------------------------------------------------------
Biotech Holdrs Tr                Depostry Rcpts    09067D201      380        2215         Sole                 2215          0
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                                   Com    054937107    10355      377117       Shared               343974      33143
------------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp                            Com    092113109      330       12250         Sole                    0      12250
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co                     Com    110122108      595       25597         Sole                17497       8100
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northn Santa Fe                  Com    12189T104      624        8255         Sole                 7555        700
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                            Sponsored ADR    055622104      703       15056         Sole                13556       1500
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                                  Com    171232101      204        4000         Sole                 1000       3000
------------------------------------------------------------------------------------------------------------------------------------
City Hldg Co                                Com    177835105      647       18621       Shared                17121       1500
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy  Corp                     Com    165167107      403       24955         Sole                24955          0
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co                        Com    194162103      753       10992         Sole                 7792       3200
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                           Cl A    20030N101      418       24810         Sole                23310       1500
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                               Com    17275R102      648       39776         Sole                27696      12080
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                                    Com    126408103      743       22890         Sole                  690      22200
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                            Com    166764100     1992       26937         Sole                23412       3525
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemours & Co                 Com    263534109      373       14756         Sole                 1956      12800
------------------------------------------------------------------------------------------------------------------------------------
Diamonds Tr                          Unit Ser 1    252787106     2296       26235         Sole                16810       9425
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                              Com    254687106     1329       58615         Sole                21463      37152
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Wisdomtree Trust                 Intl SmCap Div    97717W760      429       12750         Sole                12750          0
------------------------------------------------------------------------------------------------------------------------------------
Dow Chem Co                                 Com    260543103      319       21169       Shared                 5169      16000
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG               Sponsored ADR    251566105      324       21200         Sole                21200          0
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp New                        Com    26441C105      578       38568         Sole                27368      11200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       DJ Sel Div Inx    464287168      897       21747         Sole                21647        100
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       MSCI Emerg Mkt    464287234     1236       49503         Sole                15018      34485
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        MSCI Eafe Idx    464287465     3879       86484         Sole                57201      29283
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         MSCI Grw Idx    464288885      222        4895         Sole                 1000       3895
------------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co                             Com    291011104     1067       29154         Sole                13850      15304
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                                Com    28336L109      385       49184         Sole                29150      20034
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Prods Partners                   Com    293792107      545       26333         Sole                26333          0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                          MSCI Japan    464286848      843       88000         Sole                54800      33200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                       MSCI Malaysia    464286830      373       51200         Sole                47600       3600
------------------------------------------------------------------------------------------------------------------------------------
Ishares Inc                      MSCI Utd Kingd    464286699      327       26700         Sole                26700          0
------------------------------------------------------------------------------------------------------------------------------------
Federated Invs Inc PA                      Cl B    314211103      678       40000         Sole                    0      40000
------------------------------------------------------------------------------------------------------------------------------------
Fiserv Inc                                  Com    337738108      541       14900         Sole                    0      14900
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Med Care AG & Co        Sponsored ADR    358029106      495       10500         Sole                10050        450
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                               Com    302571104      223        4435         Sole                 4274        161
------------------------------------------------------------------------------------------------------------------------------------
France Telecom                    Sponsored ADR    35177Q105      558       19900         Sole                19900          0
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                       Com    369550108      627       10900         Sole                  100      10800
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co                         Com    369604103     2925      180561         Sole               117527      63034
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc                         Com    375558103      255        5000         Sole                 5000          0
------------------------------------------------------------------------------------------------------------------------------------
General Mls Inc                             Com    370334104      300        4946         Sole                 2400       2546
------------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline PLC               Sponsored ADR    37733W105      431       11587         Sole                 1587      10000
------------------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc                        Com    42217K106      685       16250         Sole                15400        850
------------------------------------------------------------------------------------------------------------------------------------
HCP Inc                                     Com    40414L109      204        7350         Sole                 5100       2250
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                              Com    437076102      784       34080         Sole                20530      13550
------------------------------------------------------------------------------------------------------------------------------------
Heniz H J Co                                Com    423074103      447       11889         Sole                10689       1200
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                          Com    438516106      498       15175         Sole                 9675       5500
------------------------------------------------------------------------------------------------------------------------------------
Harris Corp Del                             Com    413875105      344        9050         Sole                 9050          0
------------------------------------------------------------------------------------------------------------------------------------
Hershey Co                                  Com    427866108      239        6900         Sole                 1700       5200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Comex Gold Tr                   Ishares    464285105     2237       26200         Sole                26200          0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       NASDQ Bio Indx    464287556     2283       32141         Sole                24765       7376
------------------------------------------------------------------------------------------------------------------------------------
International Business Machs                Com    459200101     1579       18772         Sole                12097       6675
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          DJ US Utils    464287697      241        3482         Sole                 3482          0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                     DJ EPAC Dividend    464288448      361       17768         Sole                17568        200
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                     Barclays 7-10 yr    464287440      309        3140         Sole                  535       2605
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       S&P MidCap 400    464287507     2539       47610         Sole                36225      11385
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       S&P MC 400 Grw    464287606     1364       24600         Sole                19450       5150
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       S&P SmlCap 600    464287804     1008       22940         Sole                14215       8725
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         S&P SmlCp Gr    464287887      271        6100         Sole                 6100          0
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp                                  Com    458140100      648       44250         Sole                19750      24500
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                     S&P Glb 100 Indx    464287572      651       12997         Sole                10202       2795
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        S&P 500 Value    464287408      646       14300         Sole                    0      14300
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        S&P 500 Index    464287200      302        3347         Sole                 3217        130
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P 500 Grw    464287309     2115       47073         Sole                25223      21850
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      Russell 1000 Gr    464287614      990       26725         Sole                 7600      19125
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         Russell 2000    464287655      466        9475         Sole                 7400       2075
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                         Rusl 2000 Gr    464287648      584       11500         Sole                 8500       3000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       Russell Mcp Gr    464287481      347       11100         Sole                 4100       7000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      Russell Mid Cap    464287499     1336       22380         Sole                10400      11980
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                          S&P Gbl Inf    464287291      800       21625         Sole                19025       2600
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       DJ US Industrl    464287754      352        8183         Sole                 6475       1708
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                           Com    478160104     4576       76484         Sole                41859      34625
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan & Chase & Co                      Com    46625H100      459       14584       Shared                14276        308
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partner     Ut Ltd Partner    494550106      457       10000         Sole                10000          0
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                                Com    191216100     1925       42526         Sole                16376      26150
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs              Com New    50540R409      278        4325         Sole                 1550       2775
------------------------------------------------------------------------------------------------------------------------------------
L-3Communications Hldgs Inc                 Com    502424104      879       11925         Sole                10550       1375
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       IBOXX Inv CPBD    464287242     5364       52773         Sole                49788       2985
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                               Com    585055106     1089       34686         Sole                25286       9400
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions Inc                  Com    58405U102      208        4976         Sole                  320       4656
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                              Com    594918104     2200      113209         Sole                77316      35893
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                      S&G Gl Material    464288695      546       13963         Sole                12963       1000
------------------------------------------------------------------------------------------------------------------------------------
Mylan Labs Inc                              Com    628530107      203       20561         Sole                19951        610
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq OMX Group Inc                        Com    631103108      449       18200         Sole                 8200      10000
------------------------------------------------------------------------------------------------------------------------------------
Novartis A G                      Sponsored ADR    66987V109      725       14575         Sole                14575          0
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       S&P 100 Idx Fd    464287101      950       22000         Sole                21675        325
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                                 Com    68389X105      413       23325         Sole                 3325      20000
------------------------------------------------------------------------------------------------------------------------------------
Powershares Global ETF Trust   Gbl Clean Energy    73936T615      506       40050         Sole                38050       2000
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co Inc                    Com    729251108      221        6389         Sole                 3137       3252
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                                 Com    713448108     1968       35944         Sole                30944       5000
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                  Com    717081103      795       44941         Sole                27191      17750
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                         Com    742718109     4436       71763         Sole                34862      36901
------------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust            Water Resource    73935X575      692       48113         Sole                44400       3713
------------------------------------------------------------------------------------------------------------------------------------
Powershares ETF Trust             Val Line Time    73935X682      536       53600         Sole                44300       9300
------------------------------------------------------------------------------------------------------------------------------------
Piedmont Nat Gas Inc                        Com    720186105      344       10872         Sole                10872          0
------------------------------------------------------------------------------------------------------------------------------------
Powershares QQQ Trust                Unit Ser 1    73935A104     2100       70614         Sole                40989      29625
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC               Spons ADR A    780259206     1544       29175         Sole                26175       3000
------------------------------------------------------------------------------------------------------------------------------------
RGC Res Inc                                 Com    74955L103      628       24650         Sole                    0      24650
------------------------------------------------------------------------------------------------------------------------------------
Rydex ETF Trust                  S&P 500 Eq Trd    78355W106      611       22011         Sole                17311       4700
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co                             Com New    755111507      459        9000         Sole                 1000       8000
------------------------------------------------------------------------------------------------------------------------------------
Proshares Tr                  PSHS Ulsht SP 500    74347R883      273        3850         Sole                 3850          0
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                        Com    806605101      763       44817         Sole                15817      29000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                            Com    806857108     2486       58735         Sole                34435      24300
------------------------------------------------------------------------------------------------------------------------------------
Southern Co                                 Com    842587107      676       18274         Sole                16274       2000
------------------------------------------------------------------------------------------------------------------------------------
SPDR Tr                              Unit Ser 1    78462F103     9260      102624         Sole               101849        775
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                                  Com    871829107      548       23924         Sole                20424       3500
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                                    Com    00206R102     2895      101606         Sole                83819      17787
------------------------------------------------------------------------------------------------------------------------------------
Proshares Tr                  PSHS Ultsh 20 yrs    74347R297     1512       40100         Sole                40100          0
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Inds Ltd               ADR    881624209     2468       57977         Sole                49627       8350
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific Inc                Com    883556102      511       15025         Sole                15025          0
------------------------------------------------------------------------------------------------------------------------------------
United Bankshares Inc WV                    Com    909907107     1532       46138       Shared                46138          0
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp                    Com    913017109      806       15051         Sole                11863       3188
------------------------------------------------------------------------------------------------------------------------------------
Powershs DB US Dollar Index      Doll Indx Bull    73936D107      246       10000         Sole                10000          0
------------------------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc                          Com    92220P105      438       12500         Sole                    0      12500
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc                  Com    92343V104     1925       56801         Sole                46070      10731
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                                 Com    931422109      216        8775         Sole                 7675       1100
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                        Com    949746101      385       13074         Sole                 4316       8758
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                        Com    969457100      413       28550         Sole                28550          0
------------------------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del                          Com    94106L109     1969       59427         Sole                40177      19250
------------------------------------------------------------------------------------------------------------------------------------
Wesbanco Inc                                Com    950810101      445       16385       Shared                12965       3420
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                            Com    30231G102     6513       81593         Sole                52025      29568
------------------------------------------------------------------------------------------------------------------------------------
Dentsply Intl Inc New                       Com    249030107      515       18250         Sole                    0      18250
------------------------------------------------------------------------------------------------------------------------------------
                                                               143570     4008042                           2787076    1220966
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